Related Party Transactions (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Payments for Other Fees	$ 15,249
Operating Costs Incurred And Reimbursed To Related Party		$ 10,662